Borrowings	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings
Note 5. Borrowings

	December 31,
	2023	2022
Series 1 promissory notes, 9% or 12% interest, maturity ranging from 36 – 48 months from issuance	$1,911	$2,717
Innventure1 LLC related party note	—	501
Related party note	1,000	—
Convertible promissory notes, 8% interest, mature 36 months from issuance	6,634	4,118
Other loans	—	65
Total Notes Payable	9,545	7,401
Less: unamortized debt discount	(2,133)	(1,503)
Less: current portion of related party notes payable	(1,000)	(501)
Less: current portion of notes payable	(912)	(1,949)
Total Long-term Notes	$5,500	$3,448
The Company has accrued interest of $634 and $119 in convertible promissory notes as of December 31, 2023 and 2022, respectively.
The Company’s note payable and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2024	$1,890
2025	$7,463
2026	$192
Total Debt	$9,545
Series 1 Promissory Notes
In 2018, the Company authorized the issuance and sale of unsecured promissory notes to investors up to $35,000. From 2018 to 2021, the Company issued promissory notes with a total principal amount of $4,936. The notes require monthly interest payments, have an original maturity period of 36-48 months, and bear interest at 9%-12% per annum. The first noteholders to participate in the Series 1 debt financing, up to one million in principal, also received a 5% repayment bonus, which has been reflected as an original issuance discount (“OID”) on the principal amount issued as recognition of early participation in the funding round.
In connection with the issuance of the notes, each noteholder received a warrant with a value derived formulaically based on 10% of the principal amount of each loan. Additionally, the Company incurred fees payable to the lenders and third-parties, including a selling agent. These amounts, along with any OID, are recorded as a discount on the notes and amortized using the effective interest method over the estimated contractual period of the notes, which the Company concluded was three years.
The notes contain two term extension options, at the Company’s election, which can extend the notes’ maturity period to 60 months in total. If the Company elects its first term extension option, the note will bear interest at 12%
for months 36 through 48. If the Company elects its second term extension option, the notes will bear interest at 15% for months 48 through 60.
In the event of a change of control or a portfolio company sale, the notes are required to be repaid. In the event of a default, noteholders may elect to convert into common units of the Company equal to two times the unpaid principal balance plus accrued but unpaid interest at the time of conversion at a pre-money valuation agreed to by a majority of the converting noteholders. If the Company is in default due to lack of payment and the noteholders do not elect repayment, notes will accrue interest at the default rate. During the first 36 months, the default interest rate is 12% and it increases to 18% thereafter.
During 2023 and 2022, noteholders with principal amounts totaling $1,310 converted their Series 1 promissory notes into an aggregate of 135,133 Class B Preferred Units and noteholders with principal amounts totaling $1,602 converted their Series 1 promissory notes into an aggregate of 165,089 Class B Preferred Units, respectively, each based on the Class B Preferred Unit issuance price of $9.6992 per unit. The noteholders elected to receive the last interest payment due and waive the prepayment fee, if applicable, in connection with the transaction. The Company accounted for the conversion of promissory notes as an extinguishment, the impact of which is immaterial to the Company’s financial statements.
In addition, during 2023, Series 1 notes with aggregate outstanding principal amounts of $829 became eligible for extension and the Company elected to extend such notes for an incremental 12-month period. In connection with the contractual extension, the interest rate on the notes reset to 12%. In addition, during 2023, outstanding Series 1 notes with aggregate outstanding principal amounts of $890 became eligible for a second extension and the Company elected to extend them for an incremental 12-month period. In connection with the contractual extension, the interest rate on these notes reset to 15%. For the year ended December 31, 2022, Series 1 notes with outstanding aggregate principal amounts of $966 became eligible for extension and the Company elected to extend them for an incremental 12-month period. In connection with the contractual extension, interest rates on the notes reset to 12%.
For the years ended December 31, 2023 and 2022, interest expense on the Series 1 notes was approximately $329 and $485, respectively, and is included in interest expense on the consolidated statements of operations. The interest expense on Series 1 notes includes the amortization of issuance costs of approximately $32 and $121, for the years ended December 31, 2023 and 2022, respectively.
Innventure1 LLC Related Party Note
During the year ended December 31, 2023, the Company extinguished a related party note (the “Innventure1 LLC Related Party Note”) with Innventure1 LLC ("Innventure1"), the original contributing unitholder and equity investor of the Company, and converted this note in the amount of $504 into 52,010 Class B Preferred Units based on the Class B Preferred Unit issuance price of $9.6992 per unit. The nature of this indebtedness is primarily expenses paid on the Company’s behalf and settlement was agreed upon by the management of the two related parties.
Related Party Note
The Company issued a note payable to a related party in the amount of $1,000 during the year ended December 31, 2023, which is included in notes payable to related parties in the consolidated balance sheets as of December 31, 2023. The nature of this indebtedness is primarily for working capital purposes and settlement is to be agreed upon by the two related parties. The related party note has no stated interest and no stated maturity date.
Convertible Promissory Notes
In 2022, the Company issued 8% convertible promissory notes (the “2025 Notes”) that can be converted into equity units at the later of a qualified financing event or upon maturity, which is 36-months. A qualified financing event is one or more transactions that results in gross proceeds of at least $2,000. Upon the occurrence of a qualified financing event, the 2025 Notes convert to the series of stock issued in that financing at the lesser of (a) a 20 percent discount or (b) $200 million divided by the number of fully diluted units outstanding immediately prior to the financing.
At maturity, note holders can choose to convert their 2025 Notes into Class A Units issued by a subsidiary of the Company at the lesser of (a) a 20 percent discount from the fair value as determined by the board or (b) $200 million divided by the aggregate number of then-outstanding units. If the Company experiences a change in control, the 2025 Notes must be redeemed for the greater of (a) 1.5 times the principal and accrued interest or (b) amount payable on the number of units equal to principal and interest divided by $200 million divided by the number of fully diluted outstanding units.
The 2025 Notes include embedded derivative features related to the share-settled and cash redemption features. The separation of embedded derivatives at issuances results in a discount on debt which is amortized to interest expense over the contractual maturity of the debt. The effective interest rate including the amortization of the discounts related to the conversion feature is 27%.
On August 18, 2022, the Company issued $4,000 worth of 2025 Notes to the Fund, a related party. At inception, a derivative liability of $1,576 was recorded. On June 7 and July 3, 2023, the Company issued $2,000 worth of 2025 Notes to third parties and at inception, a derivative liability of $1,119 was recorded.
During 2023 and 2022, the company recognized $456 and $105 in interest expense associated with the 2025 Note discounts. The contractual interest expense for the years ended 2023 and 2022, respectively, were $583 and $119. As of December 31, 2023 and 2022, the unamortized discount was $2,133 and $1,472, respectively.
Series 2 Promissory Notes
In 2020, the Company authorized the issuance and sale of unsecured promissory notes to investors up to $5,000. From 2020 to 2021, the Company issued promissory notes with a total principal amount of $3,680. The notes require monthly interest payments, have a maturity period of 12 months, and bear interest at 15% per annum. The Company incurred fees payable to the lenders and third-parties, including a selling agent. These amounts are recorded as a discount on the notes and amortized using the effective interest method over the estimated contractual period of the notes, 12-months.
In the event of a default, noteholders may elect to convert into Class K units of the Company, equal to two times the unpaid principal balance plus accrued unpaid interest at the time of conversion at a pre-money valuation agreed to by a majority of the converting noteholders. If the Company is in default due to lack of payment and the noteholders do not elect repayment, the notes will accrue interest at the default interest rate of 18%.
During 2022, the Company prepaid all Series 2 promissory notes, totaling $3,680, and its obligation to issue the Class K units extinguished with the repayment. No prepayment penalty was incurred in connection with the repayment. For the year ended December 31, 2022, interest expense on the Series 2 notes was approximately $197, including the amortization of issuance costs of approximately $14. Interest expense on the Series 2 notes is included in interest expense on the consolidated statements of operations. No Class K units were authorized or outstanding as of December 31, 2023 and 2022.
Innventure Notes
In November 2019, the Company issued $700 in promissory notes. The Innventure notes bear interest at 6%, have a 24-month maturity period, and principal and interest are due at maturity.
During 2022, the Company repaid the remaining principal balance of $225 and there were no Innventure notes outstanding as of December 31, 2022. Interest expense on the Innventure notes for the year ended December 31, 2022 was not material.
Note 5. Borrowings

	June 30, 2024	December 31, 2023
Series 1 promissory notes, 9-15% interest, maturity: 36 – 60 months from issuance	$1,175	$1,911
Related party note	1,000	1,000
Convertible promissory notes, 8% interest, maturity: 36 months from issuance	—	6,634
Total Notes Payable	2,175	9,545
Less: unamortized debt discount	—	(2,133)
Less: current portion of related party notes payable	(1,000)	(1,000)
Less: current portion of notes payable	(772)	(912)
Total Long-term Notes	$403	$5,500
The Company has accrued interest of $— and $634 in long-term notes as of June 30, 2024 and December 31, 2023, respectively.
The Company’s notes payable and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2024 (remaining 6 months)	$1,753
2025	$422
Total Debt	$2,175
Series 1 Promissory Notes
During the six months ended June 30, 2024, noteholders with principal amounts totaling $396 converted their Series 1 promissory notes into 40,829 of Class B Preferred Units based on the Class B Preferred Unit issuance price of $9.6992 per share. The noteholders elected to receive the last interest payment due and waive the prepayment fee, if applicable, in connection with the transaction. The Company accounted for the conversion of promissory notes as an extinguishment, the impact of which is immaterial to the Company’s financial statements. During the six months ended June 30, 2023, noteholders with principal amounts totaling $100 converted their Series 1 promissory notes into 10,310 of Class B Preferred Units based on the Class B Preferred Unit issuance price of $9.6992 per share.
In addition, during the six months ended June 30, 2024, the Company extended Series 1 notes with principal of $122 and $300 for an additional year for the 1st and 2nd time at 12% from 9% and 15% from 12% interest, respectively. During the six months ended June 30, 2023, the Company extended Series 1 notes with principal of $580 and $366 for an additional year for the 1st and 2nd time at 12% from 9% and 15% from 12% interest, respectively.
For the six months ended June 30, 2024 and 2023, interest expense on the Series 1 notes was approximately $99 and $164, respectively, and is included in interest expense on the condensed consolidated statements of operations. The interest expense on Series 1 notes includes the amortization of issuance costs of $— and $18, for the six months ended June 30, 2024 and 2023, respectively.
Convertible Promissory Notes
On March 31, 2024, the 8% convertible promissory notes (the "2025 Notes") with a $6,000 principal balance and $755 of accrued interest were converted into 693,480 of Accelsius Series A units at a conversion price of $9.74 per share. The conversion was pursuant to the occurrence of a qualified financing event. The related embedded derivative liability was extinguished in connection with the conversion.
During 2024, the Company recognized $231 in interest expense associated with the 2025 Notes discounts and the contractual interest expense for 2024 was $205.
During the six months ended June 30, 2023, the Company recognized $89 in interest expense associated with the 2025 Notes discounts and the contractual interest expense for the six months ended June 30, 2023 was $270, respectively.
As of June 30, 2024 and December 31, 2023, the unamortized discount was $— and $2,133, respectively.